Share Capital - Disclosure of Stock Options Activities (Details)	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of classes of share capital [abstract]
Outstanding - beginning of period | Share	2,406,600	2,269,200
Weighted average exercise price - beginning of period	$ 7.68	$ 9.11
Granted | Share	25,000	362,500
Granted	$ 3.90	$ 8.10
Exercised | Share	0	(62,500)
Exercised	$ 0	$ 7.11
Expired | Share	(136,400)	(162,600)
Expired	$ 9.84	$ 10.09
Anti-dilution price adjustment		$ (1.21)
Outstanding - end of period | Share	2,295,200	2,406,600
Weighted average exercise price - end of period	$ 7.51	$ 7.68